SHAREHOLDERS EQUITY (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands											9 Months Ended		12 Months Ended
	Sep. 24, 2024	Aug. 12, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Jan. 04, 2024 USD ($) $ / shares shares	Jun. 20, 2023 USD ($) $ / shares shares	Jun. 20, 2023 CAD ($)	Jun. 15, 2023 USD ($) $ / shares shares	Jun. 15, 2023 CAD ($)	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 20, 2023 CAD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 shares	Jan. 04, 2024 CAD ($) $ / shares shares	Jun. 20, 2023 $ / shares shares	Jun. 15, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Reverse stock split	1-for-2.5 reverse stock split
Shares issued			3,792,200	1,122,521								36,800		1,122,521
Number of warrants exercised												36,800
Proceeds from exercise warrants | $				$ 3,227								$ 140
Warrants issued											6,237,296		4,386,234					2,822,789
Warrant exercise price per share | (per share)		$ 0.0001		$ 2.88										$ 3.40
Proceeds from common shares | $		$ 2,502	$ 3,300
Price per share | $ / shares			$ 0.875
Finder fee shares			293,776
Number of shares issued											1,841,337		1,422,887					753,337
Number of options exercised
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of shares issued											324,668
Number of options exercised											324,668
Directors and officers [member]
Disclosure of classes of share capital [line items]
Proceeds from common shares | $		$ 420
Non us residents [member]
Disclosure of classes of share capital [line items]
Shares issued		180,624
Issued capital [member]
Disclosure of classes of share capital [line items]
Shares issued		1,839,554
Price per share | $ / shares		$ 0.875
Registered direct offerings [member]
Disclosure of classes of share capital [line items]
Finder fee				$ 258										$ 348
Non registered warrants share issued				89,802										89,802
Warrants [member]
Disclosure of classes of share capital [line items]
Shares issued				561,260										561,260
Warrant exercise price per share | (per share)				$ 3.75										$ 5.13
Pre funded warrants [member]
Disclosure of classes of share capital [line items]
Warrant exercise price per share | $ / shares		0.00025
Price per share | $ / shares		$ 0.875
Pre funded warrants [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Shares issued		1,200,000
March 2023 private placements [member]
Disclosure of classes of share capital [line items]
Shares issued									356,711								356,711
Gross proceeds for units | $									$ 2,604
Number of units issued									713,424								713,424
Price of unit issued | (per share)									$ 3.65								$ 4.88
Warrants issued									57,074								57,074
Exercise price | (per share)									$ 4.44								$ 5.88
Finders fees									$ 208	$ 290
December two thousand twenty three private placements [member]
Disclosure of classes of share capital [line items]
Warrants issued									356,711								356,711
2023 private placements [member]
Disclosure of classes of share capital [line items]
Shares issued					763,654		763,654								763,654	763,654
Gross proceeds for units | $					$ 6,873		$ 6,873
Number of units issued					1,527,310		1,527,310								1,527,310	1,527,310
Price of unit issued | (per share)					$ 4.50		$ 4.50								$ 6.03	$ 6.03
Warrants issued					122,185		122,185								122,185	122,185
Exercise price | (per share)					$ 5.50		$ 5.50								$ 7.33	$ 7.33
Finders fees					$ 550	$ 733	$ 550	$ 733
December 2020 private placement [member]
Disclosure of classes of share capital [line items]
Warrants issued					763,654		763,654								763,654	763,654
RSU's [member]
Disclosure of classes of share capital [line items]
Shares issued												130,333
Number of warrants exercised												130,333